Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation and Human Resources Committee did not utilize Compensation Actually Paid as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please refer to our “Compensation Discussion and Analysis,” above.

Year	Summary Compensation Table Total for Kevin O’Connor[1] ($)	Summary Compensation Table Total for Stuart Lubow[1] ($)	Compensation Actually Paid to Kevin O’Connor[1,2,3] ($)	Compensation Actually Paid to Stuart Lubow[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed 100 Investment based on:[4]
							TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted ROATCE[5]
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	N/A	3,546,605	N/A	3,889,342	979,614	1,124,966	110.65	123.79	26.1	6%
2023	10,135,803	4,522,226	7,246,970	4,226,580	985,259	887,314	92.97	107.99	96.1	11%
2022	4,255,662	N/A	3,567,836	N/A	1,656,101	1,490,284	105.06	107.95	152.6	17%
2021	9,674,312	N/A	10,555,214	N/A	2,954,276	3,376,950	112.73	119.79	104.0	11%
2020	3,836,271	N/A	1,494,883	N/A	1,196,678	677,120	75.51	89.23	42.3	7%
(1) Kevin O'Connor was our PEO for 2020 through August 31, 2023. Stuart Lubow is our PEO starting August 31, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Howard H. Nolan	Stuart H. Lubow*	Stuart H. Lubow	Avinash Reddy	Avinash Reddy
Kevin L. Santacroce	Avinash Reddy*	Avinash Reddy	Conrad J. Gunther	Conrad J. Gunther
James J. Manseau	Conrad J. Gunther*	Conrad J. Gunther	Patricia M. Schaubeck	Michael J. Fegan
John M. McCaffery	Patricia M. Schaubeck*	Patricia M. Schaubeck	Michael J. Fegan	Christopher J. Porzelt
Howard H. Nolan
John M. McCaffery
* Messrs. Lubow, Reddy, Gunther and Ms. Schaubeck became NEOs for the first time in 2021 and, pursuant to SEC rules, their compensation in this Pay Versus Performance disclosure reflects amounts calculated from February 1, 2021, which was the date of the Merger and the first day of their employment with the Company.
(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior year service cost of pension benefits (if a plan amendment or initiation occurred during the year).

Year	Summary Compensation Table Total for Kevin O'Connor	Exclusion of Change in Pension Value for Kevin O'Connor	Exclusion of Stock Awards and Option Awards for Kevin O'Connor	Inclusion of Pension Service Cost for Kevin O'Connor	Inclusion of Equity Values for Kevin O'Connor	Compensation Actually Paid to Kevin O'Connor
	($)	($)	($)	($)	($)	($)
2024	N/A	N/A	N/A	N/A	N/A	N/A
2023	10,135,803	-374,957	-539,841	48,573	-2,022,608	7,246,970
2022	4,255,662	-568,791	-584,959	48,098	417,826	3,567,836
2021	9,674,312	-246,142	-2,572,445	59,569	3,639,920	10,555,214
2020	3,836,271	-1,839,053	-535,920	56,625	-23,040	1,494,883

Year	Summary Compensation Table Total for Stuart Lubow	Exclusion of Change in Pension Value for Stuart Lubow	Exclusion of Stock Awards and Option Awards for Stuart Lubow	Inclusion of Pension Service Cost for Stuart Lubow	Inclusion of Equity Values for Stuart Lubow	Compensation Actually Paid to Stuart Lubow
	($)	($)	($)	($)	($)	($)
2024	3,546,605	-501,556	-652,769	—	1,497,062	3,889,342
2023	4,522,226	-399,592	-1,868,314	—	1,972,260	4,226,580

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs	Average Inclusion of Pension Service Cost for Non- PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2024	979,614	-12,662	-183,366	—	341,380	1,124,966
2023	985,259	-12,077	-216,589	—	130,720	887,314
2022	1,656,101	-112,160	-228,767	—	175,110	1,490,284
2021	2,954,276	-33,159	-408,322	4,372	859,783	3,376,950
2020	1,196,678	-361,144	-179,375	55,328	-34,367	677,120
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin O'Connor	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin O'Connor	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin O'Connor	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kevin O'Connor	Total - Inclusion of Equity Values for Kevin O'Connor
	($)	($)	($)	($)	($)	($)	($)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	0	0	0	-34,152	-1,988,456	0	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920
2020	251,217	-20,438	—	-253,819	—	—	-23,040

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Stuart Lubow	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Stuart Lubow	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Stuart Lubow	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Stuart Lubow	Total - Inclusion of Equity Values for Stuart Lubow
	($)	($)	($)	($)	($)	($)	($)
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,260

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2024	393,641	35,589	—	-87,850	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783
2020	82,664	-8,925	—	-108,106	—	—	-34,367
(4) The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P SmallCap 600 Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5) We determined Adjusted Return on Average Tangible Common Equity (“Adjusted ROATCE”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Return on average tangible common equity (ROATCE) is a non-GAAP measure that is computed by dividing net earnings applicable to common shareholders by average monthly tangible common shareholders’ equity, and Adjusted ROATCE is a non-GAAP measure that further excludes from ROATCE one-time items such as Merger-related expenses, severance expenses, gains from sales of securities and other assets, branch closure expenses, expenses related to termination of borrowings, and other one-time items. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Please refer to the Compensation Discussion & Analysis for additional information about our compensation program in 2024.

Company Selected Measure Name			Adjusted ROATCE
Named Executive Officers, Footnote
(1) Kevin O'Connor was our PEO for 2020 through August 31, 2023. Stuart Lubow is our PEO starting August 31, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Howard H. Nolan	Stuart H. Lubow*	Stuart H. Lubow	Avinash Reddy	Avinash Reddy
Kevin L. Santacroce	Avinash Reddy*	Avinash Reddy	Conrad J. Gunther	Conrad J. Gunther
James J. Manseau	Conrad J. Gunther*	Conrad J. Gunther	Patricia M. Schaubeck	Michael J. Fegan
John M. McCaffery	Patricia M. Schaubeck*	Patricia M. Schaubeck	Michael J. Fegan	Christopher J. Porzelt
Howard H. Nolan
John M. McCaffery
* Messrs. Lubow, Reddy, Gunther and Ms. Schaubeck became NEOs for the first time in 2021 and, pursuant to SEC rules, their compensation in this Pay Versus Performance disclosure reflects amounts calculated from February 1, 2021, which was the date of the Merger and the first day of their employment with the Company.

Peer Group Issuers, Footnote
(4) The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P SmallCap 600 Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior year service cost of pension benefits (if a plan amendment or initiation occurred during the year).

Year	Summary Compensation Table Total for Kevin O'Connor	Exclusion of Change in Pension Value for Kevin O'Connor	Exclusion of Stock Awards and Option Awards for Kevin O'Connor	Inclusion of Pension Service Cost for Kevin O'Connor	Inclusion of Equity Values for Kevin O'Connor	Compensation Actually Paid to Kevin O'Connor
	($)	($)	($)	($)	($)	($)
2024	N/A	N/A	N/A	N/A	N/A	N/A
2023	10,135,803	-374,957	-539,841	48,573	-2,022,608	7,246,970
2022	4,255,662	-568,791	-584,959	48,098	417,826	3,567,836
2021	9,674,312	-246,142	-2,572,445	59,569	3,639,920	10,555,214
2020	3,836,271	-1,839,053	-535,920	56,625	-23,040	1,494,883

Year	Summary Compensation Table Total for Stuart Lubow	Exclusion of Change in Pension Value for Stuart Lubow	Exclusion of Stock Awards and Option Awards for Stuart Lubow	Inclusion of Pension Service Cost for Stuart Lubow	Inclusion of Equity Values for Stuart Lubow	Compensation Actually Paid to Stuart Lubow
	($)	($)	($)	($)	($)	($)
2024	3,546,605	-501,556	-652,769	—	1,497,062	3,889,342
2023	4,522,226	-399,592	-1,868,314	—	1,972,260	4,226,580
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin O'Connor	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin O'Connor	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin O'Connor	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kevin O'Connor	Total - Inclusion of Equity Values for Kevin O'Connor
	($)	($)	($)	($)	($)	($)	($)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	0	0	0	-34,152	-1,988,456	0	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920
2020	251,217	-20,438	—	-253,819	—	—	-23,040

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Stuart Lubow	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Stuart Lubow	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Stuart Lubow	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Stuart Lubow	Total - Inclusion of Equity Values for Stuart Lubow
	($)	($)	($)	($)	($)	($)	($)
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,260

Non-PEO NEO Average Total Compensation Amount			$ 979,614	$ 985,259	$ 1,656,101	$ 2,954,276	$ 1,196,678
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,124,966	887,314	1,490,284	3,376,950	677,120
Adjustment to Non-PEO NEO Compensation Footnote
(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior year service cost of pension benefits (if a plan amendment or initiation occurred during the year).

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs	Average Inclusion of Pension Service Cost for Non- PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2024	979,614	-12,662	-183,366	—	341,380	1,124,966
2023	985,259	-12,077	-216,589	—	130,720	887,314
2022	1,656,101	-112,160	-228,767	—	175,110	1,490,284
2021	2,954,276	-33,159	-408,322	4,372	859,783	3,376,950
2020	1,196,678	-361,144	-179,375	55,328	-34,367	677,120
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2024	393,641	35,589	—	-87,850	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783
2020	82,664	-8,925	—	-108,106	—	—	-34,367

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adjusted ROATCE
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted ROATCE during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between TSR and Peer Group TSR
The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P SmallCap 600 Banks Index over the same period (assumes reinvestment of dividends).

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following tables presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2024 to Company performance. The measures in this table are not ranked.

Net Income
Adjusted Return on Tangible Common Equity
Adjusted Non-Interest Expense/Average Assets

Total Shareholder Return Amount			$ 110.65	92.97	105.06	112.73	75.51
Peer Group Total Shareholder Return Amount			123.79	107.99	107.95	119.79	89.23
Net Income (Loss)			$ 26,100,000	$ 96,100,000	$ 152,600,000	$ 104,000,000	$ 42,300,000
Company Selected Measure Amount			0.06	0.11	0.17	0.11	0.07
PEO Name	Stuart Lubow	Kevin O'Connor	Stuart Lubow		Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Additional 402(v) Disclosure
(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kevin O'Connor	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kevin O'Connor	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kevin O'Connor	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kevin O'Connor	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Kevin O'Connor	Total - Inclusion of Equity Values for Kevin O'Connor
	($)	($)	($)	($)	($)	($)	($)
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	0	0	0	-34,152	-1,988,456	0	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920
2020	251,217	-20,438	—	-253,819	—	—	-23,040

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Stuart Lubow	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Stuart Lubow	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Stuart Lubow	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Stuart Lubow	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Stuart Lubow	Total - Inclusion of Equity Values for Stuart Lubow
	($)	($)	($)	($)	($)	($)	($)
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,260

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)	($)	($)
2024	393,641	35,589	—	-87,850	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783
2020	82,664	-8,925	—	-108,106	—	—	-34,367

Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Return on Tangible Common Equity
Non-GAAP Measure Description
(5) We determined Adjusted Return on Average Tangible Common Equity (“Adjusted ROATCE”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Return on average tangible common equity (ROATCE) is a non-GAAP measure that is computed by dividing net earnings applicable to common shareholders by average monthly tangible common shareholders’ equity, and Adjusted ROATCE is a non-GAAP measure that further excludes from ROATCE one-time items such as Merger-related expenses, severance expenses, gains from sales of securities and other assets, branch closure expenses, expenses related to termination of borrowings, and other one-time items. This performance measure may not have been the most important financial performance measure for years 2023, 2022, 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Please refer to the Compensation Discussion & Analysis for additional information about our compensation program in 2024.

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Non-Interest Expense/Average Assets
Stuart Lubow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,546,605	$ 4,522,226
PEO Actually Paid Compensation Amount			3,889,342	4,226,580
Kevin O'Connor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				10,135,803	$ 4,255,662	$ 9,674,312	$ 3,836,271
PEO Actually Paid Compensation Amount				7,246,970	3,567,836	10,555,214	1,494,883
PEO | Stuart Lubow [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(501,556)	(399,592)
PEO | Stuart Lubow [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stuart Lubow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(652,769)	(1,868,314)
PEO | Stuart Lubow [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,497,062	1,972,260
PEO | Stuart Lubow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,401,344	2,280,325
PEO | Stuart Lubow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			380,507	(270,024)
PEO | Stuart Lubow [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stuart Lubow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(284,789)	(38,040)
PEO | Stuart Lubow [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Stuart Lubow [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kevin O'Connor [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(374,957)	(568,791)	(246,142)	(1,839,053)
PEO | Kevin O'Connor [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				48,573	48,098	59,569	56,625
PEO | Kevin O'Connor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(539,841)	(584,959)	(2,572,445)	(535,920)
PEO | Kevin O'Connor [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,022,608)	417,826	3,639,920	(23,040)
PEO | Kevin O'Connor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	642,454	3,437,414	251,217
PEO | Kevin O'Connor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(209,666)	0	(20,438)
PEO | Kevin O'Connor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Kevin O'Connor [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(34,152)	(14,962)	202,506	(253,819)
PEO | Kevin O'Connor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,988,456)	0	0	0
PEO | Kevin O'Connor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,662)	(12,077)	(112,160)	(33,159)	(361,144)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	4,372	55,328
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(183,366)	(216,589)	(228,767)	(408,322)	(179,375)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			341,380	130,720	175,110	859,783	(34,367)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			393,641	248,281	251,263	779,427	82,664
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,589	(102,915)	(68,014)	0	(8,925)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	55,978	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(87,850)	(14,646)	(8,139)	24,378	(108,106)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0	$ 0